OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of Other Current Assets

at December 31	2019	2018
(millions of Canadian $)

Fair value of derivative contracts (Note 25)	190	737
Contract assets (Note 5)	153	159
Prepaid expenses	60	41
Cash provided as collateral	52	55
Regulatory assets (Note 11)	43	83
Other	129	105
	627	1,180